Investment contracts without discretionary participating features (Tables)	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of Investment Contracts for Account of PolicyHolders

	2024	2023

On January 1	65,044	55,631

Gross premium and deposits – existing and new business	14,932	12,648

Withdrawals	(11,807)	(9,840)

Interest credited	8,467	7,636

Fund charges released	(367)	(313)

Net exchange differences	3,868	(40)

Transfer to/from other headings	(1,060)	(680)

Other	1	2

On December 31	79,078	65,044